RELATED PARTY TRANSACTIONS AND BALANCES (Details Narrative)			6 Months Ended	12 Months Ended
	Jul. 01, 2024 USD ($)	Jul. 01, 2024 HKD ($)	Jun. 30, 2024 HKD ($)	Jun. 30, 2025 USD ($)	Jun. 30, 2025 HKD ($)	Dec. 31, 2023 HKD ($)
Related Party Transaction [Line Items]
Revenue from related parties	$ 16,397,879	$ 127,903,458	$ 24,819,541	$ 10,711,396	$ 83,548,892	$ 44,125,628
Revenue from related parties			17,810,701	9,071,000	70,753,797	30,858,789
Related Party [Member]
Related Party Transaction [Line Items]
Revenue from related parties				$ 158,414	1,235,627	4,799,338
Revenue from related parties						$ 1,134,071